UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

227 West Monroe Street

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Series Funds

227 West Monroe Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-827-0100

Date of fiscal year end: December 31

Date of reporting period: March 29, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 21.7%
Guggenheim Strategy Fund II1	54,200	$1,355,548
Guggenheim Strategy Fund I1	54,088	1,354,898
Total Mutual Funds
(Cost $2,697,592)		2,710,446

	Face Amount
U.S. TREASURY BILLS†† - 2.4%
U.S. Treasury Bills
1.31% due 04/19/18[2,3,4]	$300,000	299,768
Total U.S. Treasury Bills
(Cost $299,801)		299,768

REPURCHASE AGREEMENTS††,5 - 67.4%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	6,345,488	6,345,489
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	2,076,413	2,076,413
Total Repurchase Agreements
(Cost $8,421,902)		8,421,902
Total Investments - 91.5%
(Cost $11,419,295)		$11,432,116
Other Assets & Liabilities, net - 8.5%		1,059,225
Total Net Assets - 100.0%		$12,491,341

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	105	Apr 2018	$11,883,375	$249,289

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$249,289	$—	$—	$249,289
Mutual Funds	2,710,446	—	—	—	2,710,446
Repurchase Agreements	—	—	8,421,902	—	8,421,902
U.S. Treasury Bills	—	—	299,768	—	299,768
Total Assets	$2,710,446	$249,289	$8,721,670	$—	$11,681,405

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Commodities Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,355,439	$–	$–	$–	$(541)	$1,354,898	54,088	$7,760
Guggenheim Strategy Fund II	1,355,548	–	–	–	–	1,355,548	54,200	7,679
	$2,710,987	$–	$–	$–	$(541)	$2,710,446		$15,439

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
MUTUAL FUNDS† - 76.2%
Guggenheim Strategy Fund III[1]	620,995	$15,543,498
Guggenheim Strategy Fund II1	505,523	12,643,135
Guggenheim Strategy Fund I1	360,806	9,038,202
Total Mutual Funds
(Cost $37,167,278)		37,224,835

	Face Amount
U.S. TREASURY BILLS†† - 9.8%
U.S. Treasury Bills
1.31% due 04/19/18[2,3,4]	$4,775,000	4,771,316
Total U.S. Treasury Bills
(Cost $4,771,836)		4,771,316

REPURCHASE AGREEMENTS††,5 - 10.8%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	3,963,951	3,963,951
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	1,297,111	1,297,111
Total Repurchase Agreements
(Cost $5,261,062)		5,261,062
Total Investments - 96.8%
(Cost $47,200,176)		$47,257,213
Other Assets & Liabilities, net - 3.2%		1,553,905
Total Net Assets - 100.0%		$48,811,118

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	82	Jun 2018	$16,080,153	$195,193
Euro - BTP Italian Government Bond Futures Contracts††	32	Jun 2018	5,459,333	123,752
Australian Government 10 Year Bond Futures Contracts††	38	Jun 2018	3,788,911	55,991
Euro - Schatz Futures Contracts	357	Jun 2018	49,181,395	48,164
Euro - OATS Futures Contracts††	10	Jun 2018	1,901,686	34,205
U.S. Treasury Ultra Long Bond Futures Contracts	6	Jun 2018	960,938	29,834
Euro - Bobl Futures Contracts	1	Jun 2018	161,449	(39)
			$77,533,865	$487,100

Commodity Futures Contracts Purchased†
Low Sulphur Gas Oil Futures Contracts	28	May 2018	1,729,700	121,128
Brent Crude Futures Contracts	22	Jun 2018	1,526,580	109,376
WTI Crude Futures Contracts	24	May 2018	1,559,040	88,785
Soybean Meal Futures Contracts	32	May 2018	1,228,800	63,522
Gasoline RBOB Futures Contracts	12	May 2018	1,019,441	37,951
Cocoa Futures Contracts	21	May 2018	537,600	37,011
NY Harbor ULSD Futures Contracts	10	May 2018	850,710	16,596
Cotton #2 Futures Contracts	22	May 2018	897,600	11,537
LME Zinc Futures Contracts	13	May 2018	1,065,350	5,902
Corn Futures Contracts	12	May 2018	232,650	3,551
LME Lead Futures Contracts	1	May 2018	59,912	592
Live Cattle Futures Contracts	1	Jun 2018	41,030	(59)
Hard Red Winter Wheat Futures Contracts	2	May 2018	46,750	(2,569)
Copper Futures Contracts	2	May 2018	151,425	(2,578)
Gold 100 oz. Futures Contracts	19	Jun 2018	2,528,140	(2,849)
Platinum Futures Contracts	3	Jul 2018	140,445	(4,084)
LME Primary Aluminum Futures Contracts	3	May 2018	149,719	(6,494)
Soybean Futures Contracts	18	May 2018	940,050	(6,827)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Commodity Futures Contracts Purchased† (continued)
LME Nickel Futures Contracts	6	May 2018	$477,900	$(10,929)
			$15,182,842	$459,562

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	169	Jun 2018	4,592,575	83,927
British Pound Futures Contracts	130	Jun 2018	11,434,312	32,458
Canadian Dollar Futures Contracts	33	Jun 2018	2,565,090	11,162
New Zealand Dollar Futures Contracts	1	Jun 2018	72,260	(683)
Japanese Yen Futures Contracts	94	Jun 2018	11,097,288	(14,336)
Euro FX Futures Contracts	69	Jun 2018	10,670,850	(58,759)
			$40,432,375	$53,769

Equity Futures Contracts Purchased†
MSCI Taiwan Stock Index Futures Contracts	26	Apr 2018	1,062,620	14,427
Tokyo Stock Price Index Futures Contracts	9	Jun 2018	1,460,317	9,122
CAC 40 10 Euro Index Futures Contracts	1	Apr 2018	63,566	(660)
MSCI EAFE Index Mini Futures Contracts	3	Jun 2018	299,925	(1,270)
MSCI EAFE Index Mini Futures Contracts	10	Jun 2018	593,850	(1,716)
S&P 500 Index Mini Futures Contracts	10	Jun 2018	1,320,625	(1,811)
H-Shares Index Futures Contracts††	5	Apr 2018	388,834	(3,342)
FTSE MIB Index Futures Contracts††	4	Jun 2018	541,282	(5,059)
Amsterdam Index Futures Contracts	8	Apr 2018	1,041,959	(5,830)
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2018	376,220	(8,024)
S&P/TSX 60 IX Index Futures Contracts	4	Jun 2018	562,739	(9,346)
Russell 2000 Index Mini Futures Contracts	13	Jun 2018	994,435	(14,052)
Hang Seng Index Futures Contracts††	15	Apr 2018	2,903,701	(19,097)
SPI 200 Index Futures Contracts††	14	Jun 2018	1,571,202	(30,104)
Dow Jones Industrial Average Index Mini Futures Contracts	17	Jun 2018	2,050,880	(49,672)
NASDAQ-100 Index Mini Futures Contracts	23	Jun 2018	3,029,445	(114,755)
			$18,261,600	$(241,189)

Commodity Futures Contracts Sold Short†
Sugar #11 Futures Contracts	64	May 2018	883,815	94,531
Coffee 'C' Futures Contracts	33	May 2018	1,462,725	73,254
Cattle Feeder Futures Contracts	17	May 2018	1,139,000	59,527
Live Cattle Futures Contracts	21	Jun 2018	861,630	46,332
Hard Red Winter Wheat Futures Contracts	16	May 2018	374,000	43,996
Silver Futures Contracts	19	May 2018	1,551,350	31,742
Wheat Futures Contracts	14	May 2018	316,225	30,953
Soybean Oil Futures Contracts	70	May 2018	1,342,320	25,060
Lean Hogs Futures Contracts	30	Jun 2018	914,400	15,736
LME Primary Aluminum Futures Contracts	9	May 2018	449,156	13,073
Natural Gas Futures Contracts	35	May 2018	957,600	8,782
Cotton #2 Futures Contracts	1	May 2018	40,800	1,787
Cocoa Futures Contracts	2	May 2018	51,200	(87)
Corn Futures Contracts	24	May 2018	465,300	(708)
LME Lead Futures Contracts	10	May 2018	599,125	(5,991)
Soybean Futures Contracts	9	May 2018	470,025	(11,897)
			$11,878,671	$426,090

Equity Futures Contracts Sold Short†
IBEX 35 Index Futures Contracts††	36	Apr 2018	4,240,159	18,362
DAX Index Futures Contracts	5	Jun 2018	1,865,387	14,659
S&P MidCap 400 Index Mini Futures Contracts	2	Jun 2018	376,220	8,016
H-Shares Index Futures Contracts††	12	Apr 2018	933,203	5,888
FTSE/JSE TOP 40 Index Futures Contracts††	19	Jun 2018	792,689	5,237
FTSE 100 Index Futures Contracts	20	Jun 2018	1,961,695	1,997

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Equity Futures Contracts Sold Short† (continued)
OMX Stockholm 30 Index Futures Contracts††	41	Apr 2018	$747,382	$642
CAC 40 10 Euro Index Futures Contracts	4	Apr 2018	254,263	(1,877)
Nikkei 225 (OSE) Index Futures Contracts	5	Jun 2018	1,009,821	(2,981)
Euro STOXX 50 Index Futures Contracts	39	Jun 2018	1,575,452	(3,220)
S&P/TSX 60 IX Index Futures Contracts	6	Jun 2018	844,109	(5,986)
			$14,600,380	$40,737

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	36	Jun 2018	2,765,520	43,820
Canadian Dollar Futures Contracts	64	Jun 2018	4,974,720	(19,604)
			$7,740,240	$24,216

Interest Rate Futures Contracts Sold Short†
Euro - 30 year Bond Futures Contracts	2	Jun 2018	406,743	214
Euro - Bobl Futures Contracts	9	Jun 2018	1,453,045	(11,135)
U.S. Treasury 2 Year Note Futures Contracts	341	Jun 2018	72,494,469	(11,853)
U.S. Treasury Ultra Long Bond Futures Contracts	10	Jun 2018	1,601,562	(16,989)
Australian Government 3 Year Bond Futures Contracts††	140	Jun 2018	11,954,078	(25,043)
U.S. Treasury Long Bond Futures Contracts	31	Jun 2018	4,538,594	(57,619)
Australian Government 10 Year Bond Futures Contracts††	126	Jun 2018	12,563,231	(66,232)
U.S. Treasury 5 Year Note Futures Contracts	241	Jun 2018	27,577,555	(74,768)
Canadian Government 10 Year Bond Futures Contracts††	75	Jun 2018	7,755,168	(78,397)
U.S. Treasury 10 Year Note Futures Contracts	110	Jun 2018	13,318,594	(81,821)
Long Gilt Futures Contracts††	70	Jun 2018	12,064,122	(126,361)
			$165,727,161	$(550,004)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$940,724	$—	$—	$—	$940,724
Currency Futures Contracts	—	171,367	—	—	—	171,367
Equity Futures Contracts	—	48,221	—	30,129	—	78,350
Interest Rate Futures Contracts	—	273,405	—	213,948	—	487,353
Mutual Funds	37,224,835	—	—	—	—	37,224,835
Repurchase Agreements	—	—	5,261,062	—	—	5,261,062
U.S. Treasury Bills	—	—	4,771,316	—	—	4,771,316
Total Assets	$37,224,835	$1,433,717	$10,032,378	$244,077	$—	$48,935,007

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$55,072	$—	$—	$—	$55,072
Currency Futures Contracts	—	93,382	—	—	—	93,382
Equity Futures Contracts	—	221,200	—	57,602	—	278,802
Interest Rate Futures Contracts	—	254,224	—	296,033	—	550,257
Total Liabilities	$—	$623,878	$—	$353,635	$—	$977,513

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$8,986,940	$1,055,672	$(1,000,000)	$101	$(4,511)	$9,038,202	360,806	$55,583
Guggenheim Strategy Fund II	9,576,692	3,067,667	–	–	(1,224)	12,643,135	505,523	67,389
Guggenheim Strategy Fund III	15,453,598	83,743	–	–	6,157	15,543,498	620,995	83,546
Exchange-Traded Funds
Guggenheim Ultra Short Duration ETF	5,435,176	–	(5,439,795)	10,245	(5,626)	–	–	–
	$39,452,406	$4,207,082	$(6,439,795)	$10,346	$(5,204)	$37,224,835		$206,518

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
COMMON STOCKS† - 26.6%
Technology - 5.6%
NXP Semiconductor N.V.*	14,042	$1,642,914
DST Systems, Inc.[1]	9,721	813,162
Cavium, Inc.*,1	9,275	736,249
CSRA, Inc.	13,618	561,470
MuleSoft, Inc. — Class A*	900	39,582
Total Technology		3,793,377
Financial - 5.3%
Validus Holdings Ltd.[1]	9,902	667,890
Infinity Property & Casualty Corp.	5,212	617,101
Blackhawk Network Holdings, Inc.*	12,931	578,016
Clifton Bancorp, Inc.[1]	36,075	564,574
XL Group Ltd.	7,112	393,009
PHH Corp.*	26,261	274,690
Bear State Financial, Inc.[1]	17,259	176,905
Atlantic Coast Financial Corp.*,1	11,284	116,225
Hartford Financial Services Group, Inc.[1]	2,209	113,807
Genworth Financial, Inc. — Class A*	19,752	55,898
MainSource Financial Group, Inc.	200	8,130
Total Financial		3,566,245
Consumer, Non-cyclical - 4.5%
Blue Buffalo Pet Products, Inc.*	19,386	771,757
Capella Education Co.[1]	8,090	706,661
Aetna, Inc.	3,908	660,452
Almost Family, Inc.*,1	9,809	549,304
Akorn, Inc.*,1	11,540	215,913
NxStage Medical, Inc.*,1	7,196	178,892
Total Consumer, Non-cyclical		3,082,979
Industrial - 3.7%
Orbital ATK, Inc.[1]	7,600	1,007,836
General Cable Corp.[1]	26,615	787,804
KapStone Paper and Packaging Corp.[1]	9,737	334,077
Rockwell Collins, Inc.[1]	2,351	317,032
Colfax Corp.*	2,159	68,872
Total Industrial		2,515,621
Communications - 2.5%
Time Warner, Inc.[1]	12,236	1,157,281
Hawaiian Telcom Holdco, Inc.*,1	9,139	243,828
Tribune Media Co. — Class A1	4,621	187,196
Symantec Corp.	3,075	79,489
Total Communications		1,667,794
Utilities - 2.1%
Dynegy, Inc.*,1	55,021	743,884
WGL Holdings, Inc.[1]	4,721	394,912
Avista Corp.[1]	3,544	181,630
Connecticut Water Service, Inc.	2,112	127,839
Total Utilities		1,448,265
Basic Materials - 1.2%
Monsanto Co.[1]	7,004	817,297
Consumer, Cyclical - 0.9%
Pinnacle Entertainment, Inc.*,1	21,133	637,160
Energy - 0.8%
RSP Permian, Inc.*	11,561	541,980
Total Common Stocks
(Cost $18,010,993)		18,070,718

MUTUAL FUNDS† - 28.4%
Guggenheim Strategy Fund III[2]	323,970	8,108,977
Guggenheim Strategy Fund II2	304,249	7,609,257
Guggenheim Strategy Fund I2	143,289	3,589,391
Total Mutual Funds
(Cost $19,323,662)		19,307,625

CLOSED-END FUNDS† - 9.6%
Dividend and Income Fund	17,091	214,663
GDL Fund	12,519	116,677
Eagle Growth & Income Opportunities Fund	6,188	92,882
Central Securities Corp.	3,400	90,644
RMR Real Estate Income Fund	4,965	82,767
Herzfeld Caribbean Basin Fund, Inc.	10,927	78,347
Adams Natural Resources Fund, Inc.	3,921	71,519
General American Investors Company, Inc.	2,055	68,781
Boulder Growth & Income Fund, Inc.	6,339	68,334
Nuveen Connecticut Quality Municipal Income Fund	5,897	67,992
Nuveen New Jersey Quality Municipal Income Fund	5,065	66,098
Adams Diversified Equity Fund, Inc.	4,424	65,387
Cushing Renaissance Fund	4,014	63,140
Eaton Vance California Municipal Income Trust	5,446	61,921
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,996	54,709
Gabelli Healthcare & WellnessRx Trust	5,747	54,596
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	4,191	54,022
Eaton Vance Michigan Municipal Income Trust	4,398	53,832
Templeton Dragon Fund, Inc.	2,352	52,308
Morgan Stanley China A Share Fund, Inc.	2,100	52,290
Eaton Vance New York Municipal Bond Fund II	4,754	50,963
Prudential Global Short Duration High Yield Fund, Inc.	3,667	50,898
Taiwan Fund, Inc.	2,333	49,600
Mexico Fund, Inc.	3,055	49,522
Principal Real Estate Income Fund	2,945	49,270
Franklin Universal Trust	7,278	49,199
Brookfield Global Listed Infrastructure Income Fund, Inc.	4,165	48,772
Cushing Energy Income Fund	5,577	48,631
Morgan Stanley Asia-Pacific Fund, Inc.	2,662	48,475

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
CLOSED-END FUNDS† - 9.6% (continued)
Western Asset Emerging Markets Debt Fund, Inc.	3,252	$47,251
Eaton Vance New York Municipal Income Trust	3,870	46,879
Source Capital, Inc.	1,175	46,877
Bancroft Fund Ltd.	2,207	46,325
BlackRock Credit Allocation Income Trust	3,646	46,195
Mexico Equity & Income Fund, Inc.	4,169	45,692
Korea Fund, Inc.	1,118	45,637
Neuberger Berman High Yield Strategies Fund, Inc.	4,090	45,563
First Trust Strategic High Income Fund II	3,723	45,421
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	3,478	44,171
Central and Eastern Europe Fund, Inc.	1,720	43,998
Asia Tigers Fund, Inc.	3,443	43,623
CBRE Clarion Global Real Estate Income Fund	5,955	43,531
Prudential Short Duration High Yield Fund, Inc.	3,080	43,521
Japan Smaller Capitalization Fund, Inc.	3,540	43,507
Ellsworth Growth and Income Fund Ltd.	4,754	43,499
Latin American Discovery Fund, Inc.	3,497	43,153
Western Asset Global High Income Fund, Inc.	4,545	42,769
Neuberger Berman California Intermediate Municipal Fund, Inc.	3,308	42,574
Ares Dynamic Credit Allocation Fund, Inc.	2,615	42,468
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	2,865	42,413
First Trust Aberdeen Global Opportunity Income Fund	3,692	42,052
Aberdeen Japan Equity Fund, Inc.	4,568	41,843
Macquarie Global Infrastructure Total Return Fund, Inc.	1,876	41,647
Tri-Continental Corp.	1,574	41,412
Asia Pacific Fund, Inc.	2,872	41,385
BlackRock Corporate High Yield Fund, Inc.[3]	3,907	41,375
Invesco High Income Trust II	2,983	41,374
Western Asset High Income Opportunity Fund, Inc.	8,590	41,318
Templeton Emerging Markets Fund/United States	2,525	41,107
European Equity Fund, Inc.	4,242	40,978
China Fund, Inc.	1,843	40,804
Nuveen AMT-Free Quality Municipal Income Fund	3,134	40,742
Nuveen Credit Strategies Income Fund	5,084	40,367
Nuveen Real Asset Income and Growth Fund	2,483	40,274
India Fund, Inc.	1,630	40,147
Swiss Helvetia Fund, Inc.	3,275	40,119
Western Asset/Claymore Inflation-Linked Securities & Income Fund[2]	3,477	40,090
Eaton Vance Limited Duration Income Fund	3,070	39,971
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[2]	3,512	39,756
Morgan Stanley Emerging Markets Debt Fund, Inc.	4,219	39,616
Advent Claymore Convertible Securities and Income Fund[2]	2,627	39,615
Western Asset High Income Fund II, Inc.	6,037	39,603
Advent Claymore Convertible Securities and Income Fund II2	7,063	39,553
Morgan Stanley Emerging Markets Fund, Inc.	2,190	39,551
Voya Asia Pacific High Dividend Equity Income Fund	3,683	39,519
Cohen & Steers REIT and Preferred Income Fund, Inc.	2,111	39,455
First Trust Aberdeen Emerging Opportunity Fund	2,480	39,432
Wells Fargo Income Opportunities Fund	4,901	39,404
New Germany Fund, Inc.	2,006	39,177
BlackRock Multi-Sector Income Trust	2,332	39,155
Gabelli Global Utility & Income Trust	2,103	39,115
Royce Micro-Capital Trust, Inc.	4,165	38,984
Advent/Claymore Enhanced Growth & Income Fund[2]	4,921	38,974
Morgan Stanley India Investment Fund, Inc.	1,282	38,947
AllianceBernstein Global High Income Fund, Inc.	3,244	38,571
Nuveen Multi-Market Income Fund, Inc.	5,330	38,429
Tekla Healthcare Opportunities Fund	2,330	38,398
Sprott Focus Trust, Inc.	4,928	38,389
Cohen & Steers Infrastructure Fund, Inc.	1,790	38,324
Alpine Global Premier Properties Fund	6,133	38,270
Ivy High Income Opportunities Fund	2,693	38,187
Pioneer High Income Trust	4,057	38,095
Western Asset High Yield Defined Opportunity Fund, Inc.	2,582	37,697
Nuveen Global High Income Fund	2,335	37,640
BlackRock Debt Strategies Fund, Inc.	3,229	37,521

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
CLOSED-END FUNDS† - 9.6% (continued)
AllianzGI Equity & Convertible Income Fund	1,801	$37,263
First Trust High Income Long/Short Fund	2,474	37,234
MFS Multimarket Income Trust	6,408	36,974
Clough Global Opportunities Fund	3,444	36,851
Voya Global Advantage and Premium Opportunity Fund	3,375	36,821
MFS Charter Income Trust	4,494	36,491
Aberdeen Greater China Fund, Inc.	2,754	36,380
Clough Global Equity Fund	2,761	36,307
Voya Emerging Markets High Income Dividend Equity Fund[3]	3,780	36,288
Aberdeen Singapore Fund, Inc.	2,723	36,107
LMP Capital and Income Fund, Inc.	2,853	36,005
Cohen & Steers Global Income Builder, Inc.	3,930	35,920
Duff & Phelps Global Utility Income Fund, Inc.	2,561	35,777
Delaware Investments Dividend & Income Fund, Inc.	3,382	35,680
BlackRock Enhanced International Dividend Trust	5,811	35,389
Clough Global Dividend and Income Fund	2,836	35,371
Royce Value Trust, Inc.	2,236	34,792
Putnam High Income Securities Fund	3,840	34,714
BlackRock Resources & Commodities Strategy Trust	3,897	34,605
Aberdeen Chile Fund, Inc.	3,827	34,577
Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,066	34,564
Aberdeen Income Credit Strategies Fund	2,505	34,419
Aberdeen Latin America Equity Fund, Inc.	1,254	34,335
Wells Fargo Multi-Sector Income Fund	2,627	34,282
Templeton Emerging Markets Income Fund	3,022	34,148
Wells Fargo Global Dividend Opportunity Fund[3]	5,971	33,975
Delaware Investments Minnesota Municipal Income Fund II, Inc.	2,657	33,558
Lazard World Dividend & Income Fund, Inc.	2,908	33,442
Alpine Total Dynamic Dividend Fund	3,711	33,176
Gabelli Dividend & Income Trust	1,500	33,150
Alpine Global Dynamic Dividend Fund	3,153	33,106
BlackRock Enhanced Global Dividend Trust	2,855	33,032
First Trust Enhanced Equity Income Fund	2,236	33,026
Neuberger Berman Real Estate Securities Income Fund, Inc.	6,843	32,641
Cohen & Steers Closed-End Opportunity Fund, Inc.	2,646	32,599
Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,934	32,317
Lazard Global Total Return and Income Fund, Inc.	1,812	32,290
Nuveen Tax-Advantaged Total Return Strategy Fund	2,480	32,265
Virtus Total Return Fund, Inc.	2,875	32,257
BlackRock Enhanced Equity Dividend Trust	3,691	32,222
Liberty All-Star Equity Fund	5,253	32,201
BlackRock Enhanced Capital and Income Fund, Inc.	2,012	31,689
Brookfield Real Assets Income Fund, Inc.	1,400	30,478
Delaware Enhanced Global Dividend & Income Fund	2,597	30,047
Nuveen Dow 30sm Dynamic Overwrite Fund	1,664	29,569
Nuveen Tax-Advantaged Dividend Growth Fund	1,769	28,959
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	3,186	28,929
Nuveen Texas Quality Municipal Income Fund	2,176	28,701
Eaton Vance Michigan Municipal Bond Fund	1,846	23,998
ClearBridge American Energy MLP Fund, Inc.	3,400	23,154
Aberdeen Asia-Pacific Income Fund, Inc.	4,716	22,354
Nuveen Maryland Quality Municipal Income Fund	1,669	20,162
Nuveen North Carolina Quality Municipal Income Fund	1,573	19,285
DTF Tax-Free Income, Inc.	1,144	15,227
Tortoise Power and Energy Infrastructure Fund, Inc.	760	13,612
Nuveen Michigan Quality Municipal Income Fund	982	12,442
Invesco Quality Municipal Income Trust	984	11,710
Cohen & Steers Quality Income Realty Fund, Inc.	841	9,966
Eaton Vance Municipal Income Trust	761	8,911
Eaton Vance Municipal Bond Fund	743	8,782
Nuveen Quality Municipal Income Fund	549	7,214
Invesco Value Municipal Income Trust	492	7,144
Total Closed-End Funds
(Cost $6,130,370)		6,526,572

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Face Amount	Value
U.S. TREASURY BILLS†† - 27.2%
U.S. Treasury Bills
1.45% due 06/14/18[4,5,15]	$10,200,000	$10,165,712
1.48% due 06/14/18[4,5,15]	5,000,000	4,983,192
1.31% due 04/19/18[4,5,6]	2,500,000	2,498,071
1.44% due 06/14/18[4,5,15]	800,000	797,311
Total U.S. Treasury Bills
(Cost $18,450,423)		18,444,286

REPURCHASE AGREEMENTS††,7 - 1.5%
JPMorgan Chase & Co. issued 03/29/18 at 1.80% due 04/02/18	753,339	753,339
Bank of America Merrill Lynch issued 03/29/18 at 1.78% due 04/02/18	246,513	246,513
Total Repurchase Agreements
(Cost $999,852)		999,852

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.49%[9]	60,293	60,293
Total Securities Lending Collateral
(Cost $60,293)		60,293
Total Investments - 93.4%
(Cost $62,975,593)		63,409,346

COMMON STOCKS SOLD SHORT† - (7.8)%
Industrial - (0.1)%
United Technologies Corp.	677	(85,180)
Consumer, Cyclical - (0.4)%
Penn National Gaming, Inc.*	8,876	(233,084)
Technology - (0.6)%
salesforce.com, Inc.*	100	(11,630)
Marvell Technology Group Ltd.	20,180	(423,780)
Total Technology		(435,410)
Energy - (0.8)%
Concho Resources, Inc.*	3,700	(556,221)
Communications - (0.9)%
Sinclair Broadcast Group, Inc. — Class A	1,063	(33,272)
Cincinnati Bell, Inc.*	5,960	(82,546)
AT&T, Inc.	13,576	(483,984)
Total Communications		(599,802)
Utilities - (1.3)%
SJW Group	2,482	(130,826)
Vistra Energy Corp.*	35,874	(747,256)
Total Utilities		(878,082)
Financial - (1.5)%
First Financial Bancorp	200	(5,870)
Ameris Bancorp	1,918	(101,462)
Kemper Corp.	6,264	(357,048)
Kearny Financial Corp.	42,948	(558,324)
Total Financial		(1,022,704)
Consumer, Non-cyclical - (2.2)%
CVS Health Corp.	3,274	(203,675)
LHC Group, Inc.*	8,975	(552,501)
Strayer Education, Inc.	7,079	(715,333)
Total Consumer, Non-cyclical		(1,471,509)
Total Common Stocks Sold Short
(Proceeds $5,295,174)		(5,281,992)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.2)%
iShares Russell 1000 Growth ETF	65	(8,846)
iShares MSCI South Korea ETF	772	(58,247)
iShares MSCI Japan ETF	1,549	(93,993)
Technology Select Sector SPDR Fund	1,472	(96,298)
iShares MSCI Taiwan ETF	2,711	(103,940)
VanEck Vectors Gold Miners ETF	4,957	(108,955)
VanEck Vectors Russia ETF	4,918	(111,835)
iShares Russell 1000 Value ETF	944	(113,242)
iShares China Large-Capital ETF	2,401	(113,423)
Industrial Select Sector SPDR Fund	1,587	(117,898)
iShares MSCI United Kingdom ETF	3,438	(119,471)
iShares 20+ Year Treasury Bond ETF	1,071	(130,555)
Consumer Discretionary Select Sector SPDR Fund	1,303	(131,981)
Materials Select Sector SPDR Fund	2,469	(140,585)
iShares MSCI Australia ETF	6,909	(152,136)
PowerShares QQQ Trust Series 1	1,050	(168,137)
Utilities Select Sector SPDR Fund	3,455	(174,581)
iShares MSCI Emerging Markets ETF	3,623	(174,918)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,567	(183,950)
Consumer Staples Select Sector SPDR Fund	3,895	(204,994)
Health Care Select Sector SPDR Fund	2,589	(210,745)
iShares Russell 2000 Index ETF	1,853	(281,341)
Financial Select Sector SPDR Fund	10,221	(281,793)
iShares MSCI Mexico ETF	6,120	(315,302)
iShares Core U.S. Aggregate Bond ETF	2,943	(315,637)
Energy Select Sector SPDR Fund	5,294	(356,868)
iShares TIPS Bond ETF	3,291	(372,048)
iShares U.S. Real Estate ETF	5,138	(387,765)
iShares MSCI EAFE ETF	6,085	(424,003)
iShares 7-10 Year Treasury Bond ETF	5,321	(549,074)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.2)% (continued)
SPDR Bloomberg Barclays High Yield Bond ETF	25,936	$(929,806)
Total Exchange-Traded Funds Sold Short
(Proceeds $7,017,806)		(6,932,367)
Total Securities Sold Short - (18.0)%
(Proceeds $12,312,980)		$(12,214,359)
Other Assets & Liabilities, net - 24.6%		16,718,565
Total Net Assets - 100.0%		$67,913,552

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Interest Rate Futures Contracts Purchased†
Euro - Bund Futures Contracts	70	Jun 2018	$13,726,960	$176,645
Euro - BTP Italian Government Bond Futures Contracts††	35	Jun 2018	5,971,146	134,748
Euro - OATS Futures Contracts††	11	Jun 2018	2,091,854	37,547
			$21,789,960	$348,940

Commodity Futures Contracts Purchased†
Low Sulphur Gas Oil Futures Contracts	10	May 2018	617,750	45,284
Brent Crude Futures Contracts	8	Jun 2018	555,120	39,958
Gasoline RBOB Futures Contracts	9	May 2018	764,581	39,045
Soybean Meal Futures Contracts	21	May 2018	806,400	37,660
WTI Crude Futures Contracts	8	May 2018	519,680	31,163
Gold 100 oz. Futures Contracts	6	Jun 2018	798,360	5,821
NY Harbor ULSD Futures Contracts	6	May 2018	510,426	2,901
LME Zinc Futures Contracts	3	May 2018	245,850	1,362
Cotton #2 Futures Contracts	22	May 2018	897,600	869
LME Lead Futures Contracts	1	May 2018	59,913	591
Cocoa Futures Contracts	3	May 2018	76,800	(1,123)
LME Nickel Futures Contracts	2	May 2018	159,300	(3,643)
Copper Futures Contracts	3	May 2018	227,137	(3,866)
LME Primary Aluminum Futures Contracts	6	May 2018	299,437	(13,476)
			$6,538,354	$182,546

Equity Futures Contracts Purchased†
CBOE Volatility Index Futures Contracts	84	Jun 2018	1,564,920	113,984
CBOE Volatility Index Futures Contracts	36	Aug 2018	675,000	38,327
CBOE Volatility Index Futures Contracts	11	Apr 2018	213,950	33,461
Tokyo Stock Price Index Futures Contracts	2	Jun 2018	324,515	627
S&P 500 Index Mini Futures Contracts	3	Jun 2018	396,188	(294)
NASDAQ-100 Index Mini Futures Contracts	6	Jun 2018	790,290	(338)
Russell 2000 Index Mini Futures Contracts	6	Jun 2018	458,970	(351)
Nikkei 225 (OSE) Index Futures Contracts	2	Jun 2018	403,928	(1,621)
Amsterdam Index Futures Contracts	2	Apr 2018	260,490	(2,600)
Hang Seng Index Futures Contracts††	3	Apr 2018	580,740	(4,005)
FTSE MIB Index Futures Contracts††	4	Jun 2018	541,282	(5,059)
S&P/TSX 60 IX Index Futures Contracts	4	Jun 2018	562,739	(9,346)
SPI 200 Index Futures Contracts††	8	Jun 2018	897,830	(12,826)
			$7,670,842	$149,959

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	37	Jun 2018	2,876,010	12,515
British Pound Futures Contracts	14	Jun 2018	1,231,388	1,022
New Zealand Dollar Futures Contracts	1	Jun 2018	72,260	(683)
Euro FX Futures Contracts	5	Jun 2018	773,250	(2,405)
Japanese Yen Futures Contracts	25	Jun 2018	2,951,406	(2,536)
			$7,904,314	$7,913

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Commodity Futures Contracts Sold Short†
Cattle Feeder Futures Contracts	14	May 2018	$938,000	$46,916
Hard Red Winter Wheat Futures Contracts	14	May 2018	327,250	46,666
Wheat Futures Contracts	17	May 2018	383,988	38,604
Coffee 'C' Futures Contracts	17	May 2018	753,525	33,279
Sugar #11 Futures Contracts	24	May 2018	331,430	26,983
Soybean Oil Futures Contracts	49	May 2018	939,624	19,990
Natural Gas Futures Contracts	17	May 2018	465,120	10,707
Live Cattle Futures Contracts	4	Jun 2018	164,120	7,011
Lean Hogs Futures Contracts	21	Jun 2018	640,080	3,244
Silver Futures Contracts	4	May 2018	326,600	(193)
Corn Futures Contracts	26	May 2018	504,075	(741)
Soybean Futures Contracts	9	May 2018	470,025	(11,897)
			$6,243,837	$220,569

Currency Futures Contracts Sold Short†
Australian Dollar Futures Contracts	18	Jun 2018	1,382,760	40,245

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	90	Jul 2018	1,696,500	73,941
IBEX 35 Index Futures Contracts††	8	Apr 2018	942,258	1,479
OMX Stockholm 30 Index Futures Contracts††	40	Apr 2018	729,153	1,445
FTSE 100 Index Futures Contractsn	11	Jun 2018	1,078,932	929
Euro STOXX 50 Index Futures Contracts	19	Jun 2018	767,528	(704)
DAX Index Futures Contracts	2	Jun 2018	746,155	(846)
CBOE Volatility Index Futures Contracts	19	Sep 2018	359,480	(4,449)
CBOE Volatility Index Futures Contracts	29	May 2018	549,550	(36,563)
			$6,869,556	$35,232

Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	6	Jun 2018	960,938	2,052
U.S. Treasury Long Bond Futures Contracts	8	Jun 2018	1,171,250	1,486
U.S. Treasury 10 Year Note Futures Contracts	7	Jun 2018	847,547	535
Euro - 30 year Bond Futures Contracts	2	Jun 2018	406,743	214
Canadian Government 10 Year Bond Futures Contracts††	28	Jun 2018	2,895,263	(11,570)
Australian Government 10 Year Bond Futures Contracts††	126	Jun 2018	12,563,231	(58,438)
Long Gilt Futures Contracts††	69	Jun 2018	11,891,778	(119,611)
			$30,736,750	$(185,332)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Custom Basket Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap - [11]	(1.09%)	At maturity	07/03/19	$25,130,944	$1,431,786
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap - [10]	(1.30%)	At maturity	07/03/19	21,504,648	(814,068)
					$46,632,592	$617,718
OTC Custom Basket Swap Agreements ††
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap - [13]	2.07%	At maturity	07/03/19	$24,880,814	$(759,018)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap - [14]	2.07%	At maturity	07/03/19	28,181,141	(492,604)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap - [12]	1.98%	At Maturity	07/03/19	737,466	944
					$53,799,421	$(1,250,678)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[14]
NetApp, Inc.	3,489	(11.2%)	$54,936
US Foods Holding Corp.*	6,997	(6.3%)	30,789
Cisco Systems, Inc.	6,109	(5.4%)	26,615
Tailored Brands, Inc.	3,944	(5.0%)	24,508
ON Semiconductor Corp.*	5,266	(4.9%)	24,088
Travelport Worldwide Ltd.	7,957	(4.8%)	23,719
USANA Health Sciences, Inc.*	1,073	(4.8%)	23,381
Marathon Petroleum Corp.	2,700	(4.7%)	23,040
Valero Energy Corp.	3,397	(4.6%)	22,542
PBF Energy, Inc. — Class A	4,022	(3.8%)	18,426
Micron Technology, Inc.*	1,910	(3.6%)	17,930
Archer-Daniels-Midland Co.	7,611	(3.6%)	17,773
Fluor Corp.	3,320	(3.6%)	17,679
Mylan N.V.*	5,834	(3.4%)	16,647
Telephone & Data Systems, Inc.	9,156	(3.3%)	16,259
EMCOR Group, Inc.	1,888	(3.2%)	15,889
Greenbrier Companies, Inc.	5,872	(3.1%)	15,337
HP, Inc.	11,146	(3.0%)	14,940
FirstEnergy Corp.	7,617	(2.9%)	14,487
Dell Technologies Incorporated Class V — Class V*	2,136	(2.7%)	13,461
Ralph Lauren Corp. — Class A	790	(2.6%)	12,926
Western Digital Corp.	2,001	(2.5%)	12,107
Energizer Holdings, Inc.	1,971	(2.3%)	11,497
Kulicke & Soffa Industries, Inc.*	3,006	(2.3%)	11,311
Boston Beer Company, Inc. — Class A*	592	(2.3%)	11,237
PG&E Corp.	2,294	(2.2%)	10,998
Rexnord Corp.*	2,341	(2.0%)	10,009
HollyFrontier Corp.	3,138	(2.0%)	9,955
Crane Co.	944	(2.0%)	9,595
DXC Technology Co.	2,438	(1.9%)	9,262
Sabre Corp.	3,768	(1.8%)	9,011
KLA-Tencor Corp.	732	(1.8%)	8,761
Jabil, Inc.	6,435	(1.6%)	7,825
Carlisle Companies, Inc.	1,888	(1.6%)	7,779
Charles River Laboratories International, Inc.*	1,027	(1.5%)	7,453
El Paso Electric Co.	6,566	(1.3%)	6,459
New Media Investment Group, Inc.	4,271	(1.3%)	6,133
Delta Air Lines, Inc.	1,979	(1.2%)	5,962
Cooper-Standard Holdings, Inc.*	588	(1.2%)	5,652
Tyson Foods, Inc. — Class A	4,108	(1.1%)	5,615
Comcast Corp. — Class A	9,405	(1.1%)	5,428
Cardtronics plc — Class A*	2,600	(1.1%)	5,301
Vishay Intertechnology, Inc.	9,435	(0.9%)	4,645
EnerSys	2,398	(0.9%)	4,465
Kimberly-Clark Corp.	2,991	(0.8%)	3,992
Trinity Industries, Inc.	2,052	(0.7%)	3,522
International Business Machines Corp.	673	(0.7%)	3,488
Gray Television, Inc.*	5,977	(0.7%)	3,311
Allison Transmission Holdings, Inc.	7,157	(0.6%)	3,126
Southwest Airlines Co.	5,419	(0.6%)	2,947
Hawaiian Holdings, Inc.	1,815	(0.5%)	2,670
Acuity Brands, Inc.	551	(0.5%)	2,555
Conagra Brands, Inc.	3,110	(0.5%)	2,293
UGI Corp.	5,459	(0.4%)	2,184
Gibraltar Industries, Inc.*	2,371	(0.4%)	2,160
Dean Foods Co.	9,336	(0.4%)	2,130
AMC Networks, Inc. — Class A*	2,160	(0.4%)	1,959
Horizon Pharma plc*	4,794	(0.4%)	1,955
Interpublic Group of Companies, Inc.	4,376	(0.3%)	1,594
United Natural Foods, Inc.*	2,516	(0.3%)	1,281
Medtronic plc	1,257	(0.3%)	1,259
Perrigo Company plc	1,289	(0.3%)	1,240
Exelon Corp.	6,814	(0.2%)	1,105
ARRIS International plc*	6,061	(0.2%)	915
Exxon Mobil Corp.	2,640	(0.2%)	915
Park Hotels & Resorts, Inc.	5,373	(0.2%)	769
Quanta Services, Inc.*	2,560	(0.1%)	607
Kansas City Southern	590	(0.1%)	545
Coeur Mining, Inc.*	8,339	(0.1%)	537
InterDigital, Inc.	2,562	(0.1%)	488
Louisiana-Pacific Corp.	2,236	(0.1%)	356
Allergan plc	398	0.0%	166
Scholastic Corp.	83	0.0%	141
MAXIMUS, Inc.	2,050	0.0%	(23)
Performance Food Group Co.*	5,178	0.1%	(264)
Norfolk Southern Corp.	465	0.1%	(485)
PNM Resources, Inc.	8,182	0.2%	(744)
CoreLogic, Inc.*	2,438	0.2%	(761)
Seagate Technology plc	1,337	0.2%	(772)
Pfizer, Inc.	7,751	0.3%	(1,279)
Merck & Company, Inc.	5,534	0.3%	(1,354)
Oracle Corp.	1,609	0.3%	(1,391)
F5 Networks, Inc.*	435	0.3%	(1,542)
Alcoa Corp.*	1,353	0.4%	(1,777)
NCR Corp.*	2,044	0.4%	(1,779)
Nexstar Media Group, Inc. — Class A	1,810	0.4%	(1,891)
WellCare Health Plans, Inc.*	456	0.4%	(1,900)
Masco Corp.	1,666	0.4%	(1,922)
CA, Inc.	3,003	0.4%	(2,175)
Motorola Solutions, Inc.	731	0.5%	(2,300)
Darling Ingredients, Inc.*	7,255	0.5%	(2,411)
Occidental Petroleum Corp.	4,601	0.5%	(2,546)
MSG Networks, Inc. — Class A*	2,767	0.5%	(2,577)
Toll Brothers, Inc.	1,682	0.5%	(2,694)
Owens-Illinois, Inc.*	4,396	0.5%	(2,712)
Evoqua Water Technologies Corp.*	3,256	0.6%	(2,753)
Taylor Morrison Home Corp. — Class A*	3,109	0.6%	(2,812)
Ameren Corp.	5,699	0.6%	(3,196)
Applied Optoelectronics, Inc.*	2,433	0.6%	(3,241)
Cardinal Health, Inc.	2,469	0.7%	(3,467)
Copa Holdings S.A. — Class A	599	0.7%	(3,497)
Domtar Corp.	1,435	0.7%	(3,648)
Prudential Financial, Inc.	1,668	0.8%	(3,900)
Spirit AeroSystems Holdings, Inc. — Class A	1,329	0.8%	(4,142)
Consolidated Edison, Inc.	4,230	0.9%	(4,370)
AmerisourceBergen Corp. — Class A	1,449	0.9%	(4,371)
Senior Housing Properties Trust	16,340	0.9%	(4,412)
Omnicom Group, Inc.	4,477	0.9%	(4,587)
Huntsman Corp.	2,829	1.1%	(5,382)
Western Union Co.	12,086	1.1%	(5,623)
Eli Lilly & Co.	1,307	1.1%	(5,687)
Chevron Corp.	2,770	1.2%	(5,913)
Icad, Inc.*	8,287	1.2%	(5,994)
Convergys Corp.	7,987	1.2%	(6,052)
AECOM*	1,884	1.3%	(6,455)
Snap-on, Inc.	1,170	1.4%	(6,929)
Verizon Communications, Inc.	6,861	1.4%	(6,995)
News Corp. — Class A	11,020	1.4%	(7,063)
Amgen, Inc.	1,667	1.4%	(7,128)
Kroger Co.	2,943	1.5%	(7,383)
Meritor, Inc.*	5,832	1.5%	(7,550)
Eagle Pharmaceuticals, Inc.*	1,197	1.6%	(7,693)
Belden, Inc.	1,018	1.6%	(7,817)
Regal Beloit Corp.	3,824	1.9%	(9,195)
Summit Hotel Properties, Inc.	5,697	1.9%	(9,202)
Cummins, Inc.	1,740	1.9%	(9,215)
Genesee & Wyoming, Inc. — Class A*	3,523	1.9%	(9,267)
Johnson & Johnson	2,472	1.9%	(9,593)
LyondellBasell Industries N.V. — Class A	1,351	2.0%	(9,729)
Coherent, Inc.*	462	2.0%	(9,794)
Benchmark Electronics, Inc.	5,590	2.1%	(10,158)
Williams Companies, Inc.	2,415	2.1%	(10,244)
Principal Financial Group, Inc.	4,196	2.1%	(10,388)
PACCAR, Inc.	2,447	2.1%	(10,434)
CenterPoint Energy, Inc.	12,085	2.2%	(11,074)
KBR, Inc.	9,963	2.5%	(12,101)
McKesson Corp.	1,134	2.5%	(12,105)
AGCO Corp.	2,451	2.5%	(12,176)
Xerox Corp.	2,968	2.6%	(12,777)
Sprint Corp.*	25,324	2.8%	(13,602)
Gannett Company, Inc.	19,458	2.8%	(13,992)
Zimmer Biomet Holdings, Inc.	1,932	3.0%	(14,669)
Ingredion, Inc.	2,324	3.0%	(14,674)
Prestige Brands Holdings, Inc.*	6,034	3.0%	(15,061)
Gilead Sciences, Inc.	3,957	3.2%	(15,981)
Owens Corning	3,483	3.8%	(18,626)
United Therapeutics Corp.*	1,856	3.8%	(18,637)
Molson Coors Brewing Co. — Class B	4,264	3.8%	(18,638)
VEREIT, Inc.	38,208	3.8%	(18,723)
Tech Data Corp.*	2,326	3.9%	(18,987)
TreeHouse Foods, Inc.*	2,546	3.9%	(19,174)
TEGNA, Inc.	9,254	4.1%	(19,972)
Celgene Corp.*	3,357	4.2%	(20,753)
Juniper Networks, Inc.	11,553	4.7%	(23,276)
Portland General Electric Co.	8,079	5.1%	(25,304)
SpartanNash Co.	3,751	5.2%	(25,668)
Mack-Cali Realty Corp.	4,764	5.4%	(26,615)
Versartis, Inc.*	33,870	5.5%	(26,898)
National Fuel Gas Co.	6,398	5.8%	(28,732)
CVS Health Corp.	2,598	6.1%	(30,163)
Cirrus Logic, Inc.*	5,658	6.5%	(32,193)
Pilgrim's Pride Corp.*	11,491	8.4%	(41,553)
Sanderson Farms, Inc.	2,369	8.8%	(43,156)
Alaska Air Group, Inc.	4,033	9.6%	(47,091)
Edgewell Personal Care Co.*	6,907	11.1%	(54,610)
Lions Gate Entertainment Corp. — Class A	8,691	11.2%	(55,404)
General Mills, Inc.	8,998	12.1%	(59,789)
Biogen, Inc.*	1,091	12.6%	(61,894)
Total Custom Basket of Long Securities			$(492,604)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[10]
Healthcare Services Group, Inc.	(7,251)	(6.7%)	$54,624
Covanta Holding Corp.	(19,829)	(3.2%)	25,873
CyrusOne, Inc.	(2,143)	(2.8%)	22,516
Compass Minerals International, Inc.	(3,630)	(2.7%)	21,996
Vulcan Materials Co.	(2,495)	(2.3%)	19,079
Education Realty Trust, Inc.	(3,728)	(2.0%)	16,488
Albemarle Corp.	(667)	(2.0%)	15,920
Terreno Realty Corp.	(6,313)	(1.7%)	13,509
Extraction Oil & Gas, Inc.*	(5,979)	(1.4%)	11,343
Capitol Federal Financial, Inc.	(14,035)	(1.4%)	11,188
Cboe Global Markets, Inc.	(1,421)	(1.4%)	11,061
Camden Property Trust	(2,764)	(1.3%)	10,780
FMC Corp.	(1,054)	(1.3%)	10,689
Tesla, Inc.*	(203)	(1.2%)	9,971
Charles Schwab Corp.	(4,393)	(1.2%)	9,484
Advanced Micro Devices, Inc.*	(6,723)	(1.0%)	8,078
DCT Industrial Trust, Inc.	(5,257)	(0.9%)	7,318
Air Products & Chemicals, Inc.	(1,952)	(0.8%)	6,527
Nabors Industries Ltd.	(27,884)	(0.8%)	6,376
Flagstar Bancorp, Inc.*	(2,080)	(0.8%)	6,301
Martin Marietta Materials, Inc.	(1,244)	(0.8%)	6,241
Rexford Industrial Realty, Inc.	(4,903)	(0.7%)	5,435
International Flavors & Fragrances, Inc.	(2,070)	(0.7%)	5,299
White Mountains Insurance Group Ltd.	(332)	(0.6%)	4,864
Netflix, Inc.*	(297)	(0.5%)	4,126
NewMarket Corp.	(603)	(0.5%)	4,102
Align Technology, Inc.*	(241)	(0.4%)	3,619
Amazon.com, Inc.*	(118)	(0.4%)	3,254
Inphi Corp.*	(2,025)	(0.4%)	3,246
South Jersey Industries, Inc.	(2,840)	(0.3%)	2,741
Tetra Tech, Inc.	(1,532)	(0.3%)	2,614
Workday, Inc. — Class A*	(539)	(0.3%)	2,587
First Data Corp. — Class A*	(3,837)	(0.3%)	2,479
ServiceNow, Inc.*	(383)	(0.3%)	2,114
Gartner, Inc.*	(617)	(0.3%)	2,055
Republic Services, Inc. — Class A	(1,451)	(0.2%)	1,898
Sensient Technologies Corp.	(1,269)	(0.2%)	1,844
Royal Gold, Inc.	(2,227)	(0.2%)	1,478
National Instruments Corp.	(1,233)	(0.2%)	1,417
Allegheny Technologies, Inc.*	(4,743)	(0.2%)	1,313
Aon plc	(2,064)	(0.1%)	1,210
Team, Inc.*	(6,281)	(0.1%)	1,074
Intercontinental Exchange, Inc.	(2,280)	(0.1%)	1,068
Dominion Energy, Inc.	(960)	(0.1%)	884
Goldman Sachs Group, Inc.	(716)	(0.1%)	861
Ashland Global Holdings, Inc.	(934)	(0.1%)	834
CME Group, Inc. — Class A	(538)	(0.1%)	694
ABM Industries, Inc.	(9,419)	0.0%	211
CarMax, Inc.*	(3,474)	0.0%	130
Equifax, Inc.	(1,716)	0.0%	55
Equinix, Inc.	(284)	0.0%	(333)
KAR Auction Services, Inc.	(2,966)	0.0%	(393)
Essex Property Trust, Inc.	(276)	0.1%	(641)
Alliant Energy Corp.	(1,894)	0.1%	(797)
Hudson Pacific Properties, Inc.	(6,714)	0.1%	(1,172)
Federal Realty Investment Trust	(1,243)	0.2%	(1,241)
Cornerstone OnDemand, Inc.*	(1,728)	0.2%	(1,358)
Equity LifeStyle Properties, Inc.	(3,047)	0.2%	(1,407)
Whiting Petroleum Corp.*	(1,931)	0.2%	(1,557)
Realty Income Corp.	(1,301)	0.2%	(1,716)
Equity Commonwealth*	(6,671)	0.3%	(2,255)
EastGroup Properties, Inc.	(2,460)	0.3%	(2,701)
People's United Financial, Inc.	(3,322)	0.3%	(2,764)
Crown Castle International Corp.	(2,010)	0.4%	(2,907)
Alexandria Real Estate Equities, Inc.	(1,726)	0.4%	(2,922)
Sun Communities, Inc.	(2,896)	0.4%	(2,979)
Washington Federal, Inc.	(1,930)	0.4%	(3,233)
AvalonBay Communities, Inc.	(530)	0.4%	(3,331)
Wendy's Co.	(6,421)	0.4%	(3,437)
Ellie Mae, Inc.*	(822)	0.4%	(3,528)
Healthcare Trust of America, Inc. — Class A	(5,953)	0.4%	(3,640)
Aspen Insurance Holdings Ltd.	(2,920)	0.5%	(3,799)
Vail Resorts, Inc.	(336)	0.5%	(3,832)
Investors Bancorp, Inc.	(8,483)	0.5%	(4,057)
Robert Half International, Inc.	(1,090)	0.6%	(4,630)
Redwood Trust, Inc.	(5,683)	0.6%	(4,724)
Mobile Mini, Inc.	(3,095)	0.6%	(4,783)
Glacier Bancorp, Inc.	(1,785)	0.6%	(4,907)
Semtech Corp.*	(2,089)	0.6%	(5,079)
Shake Shack, Inc. — Class A*	(4,045)	0.7%	(5,427)
Eaton Vance Corp.	(1,253)	0.7%	(5,676)
SEI Investments Co.	(1,143)	0.8%	(6,481)
American Tower Corp. — Class A	(1,520)	0.8%	(6,852)
Duke Realty Corp.	(4,156)	0.9%	(6,928)
SL Green Realty Corp.	(1,563)	0.9%	(7,014)
TransUnion*	(5,479)	0.9%	(7,022)
LendingTree, Inc.*	(253)	0.9%	(7,069)
Cannae Holdings, Inc.*	(5,077)	0.9%	(7,623)
SPS Commerce, Inc.*	(1,311)	1.0%	(8,404)
RLI Corp.	(2,754)	1.0%	(8,450)
FireEye, Inc.*	(4,506)	1.0%	(8,459)
Equity Residential	(1,439)	1.1%	(8,693)
WD-40 Co.	(497)	1.1%	(9,110)
Ingevity Corp.*	(1,059)	1.1%	(9,134)
Ecolab, Inc.	(2,378)	1.2%	(9,890)
Domino's Pizza, Inc.	(500)	1.2%	(10,023)
Balchem Corp.	(2,338)	1.3%	(10,499)
FactSet Research Systems, Inc.	(904)	1.4%	(11,226)
Kilroy Realty Corp.	(2,147)	1.4%	(11,800)
Ultimate Software Group, Inc.*	(387)	1.8%	(14,342)
Booking Holdings, Inc.*	(58)	1.8%	(14,486)
SBA Communications Corp.*	(1,177)	1.8%	(15,005)
Boston Properties, Inc.	(2,435)	2.1%	(17,332)
Markel Corp.*	(241)	2.2%	(17,605)
Exponent, Inc.	(4,056)	2.2%	(17,970)
Monolithic Power Systems, Inc.	(2,231)	2.3%	(18,893)
UDR, Inc.	(8,547)	2.4%	(19,411)
Insperity, Inc.	(1,985)	2.5%	(20,161)
Callon Petroleum Co.*	(6,944)	2.5%	(20,228)
Diamondback Energy, Inc.*	(1,671)	2.5%	(20,658)
Pegasystems, Inc.	(1,582)	2.6%	(21,247)
Tyler Technologies, Inc.*	(886)	2.9%	(23,359)
Moody's Corp.	(1,610)	2.9%	(23,954)
Howard Hughes Corp.*	(1,443)	3.1%	(25,034)
Ollie's Bargain Outlet Holdings, Inc.*	(1,765)	3.2%	(26,435)
Pool Corp.	(800)	3.3%	(26,780)
RSP Permian, Inc.*	(3,420)	3.3%	(27,167)
MSCI, Inc. — Class A	(1,527)	3.5%	(28,562)
Axis Capital Holdings Ltd.	(4,089)	3.6%	(28,948)
PTC, Inc.*	(1,850)	3.6%	(29,425)
CoStar Group, Inc.*	(622)	3.7%	(29,758)
Cintas Corp.	(1,872)	3.7%	(29,817)
Rollins, Inc.	(6,263)	3.8%	(30,535)
Five Below, Inc.*	(1,392)	3.8%	(30,768)
Verisk Analytics, Inc. — Class A*	(3,088)	4.1%	(33,434)
Parsley Energy, Inc. — Class A*	(9,990)	4.1%	(33,455)
MarketAxess Holdings, Inc.	(1,259)	4.2%	(34,183)
S&P Global, Inc.	(1,340)	4.2%	(34,516)
Crocs, Inc.*	(6,172)	4.7%	(37,882)
On Assignment, Inc.*	(3,793)	6.0%	(48,799)
Southern Copper Corp.	(5,809)	7.0%	(56,865)
Copart, Inc.*	(6,330)	9.8%	(80,019)
Total Custom Basket of Short Securities			$(814,068)

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[13]
Rayonier, Inc.	30,911	(16.0%)	$121,341
HCP, Inc.	38,132	(2.9%)	22,031
Boyd Gaming Corp.	17,594	(2.2%)	16,976
Alexandria Real Estate Equities, Inc.	7,684	(1.8%)	13,265
Sun Communities, Inc.	9,691	(1.7%)	12,705
Highwoods Properties, Inc.	14,131	(1.6%)	12,245
GDS Holdings Ltd. ADR*	15,722	(1.2%)	9,432
QTS Realty Trust, Inc. — Class A	16,851	(1.1%)	8,516
Retail Opportunity Investments Corp.	33,447	(1.0%)	7,980
Crown Castle International Corp.	8,960	(0.5%)	3,441
Invitation Homes, Inc.	43,764	(0.4%)	2,765
Blackstone Mortgage Trust, Inc. — Class A	27,711	(0.3%)	2,057
Hilton Worldwide Holdings, Inc.	7,478	(0.2%)	1,223
Equity LifeStyle Properties, Inc.	7,898	0.4%	(2,906)
National Storage Affiliates Trust	33,447	0.8%	(6,126)
Weyerhaeuser Co.	28,148	0.9%	(6,701)
American Tower Corp. — Class A	6,554	1.1%	(8,584)
Prologis, Inc.	9,538	1.5%	(11,324)
Tier REIT, Inc.	30,314	1.5%	(11,399)
Rexford Industrial Realty, Inc.	29,875	3.9%	(29,610)
Cousins Properties, Inc.	63,559	4.0%	(29,937)
Federal Realty Investment Trust	4,541	5.6%	(42,292)
Regency Centers Corp.	8,919	5.8%	(43,861)
EastGroup Properties, Inc.	10,627	7.2%	(54,767)
MGM Growth Properties LLC — Class A	19,788	7.4%	(56,178)
New Residential Investment Corp.	65,857	7.6%	(57,887)
Healthcare Trust of America, Inc. — Class A	18,681	8.2%	(62,066)
Gaming and Leisure Properties, Inc.	16,186	8.2%	(62,477)
Summit Hotel Properties, Inc.	35,967	9.7%	(73,260)
GGP, Inc.	39,306	10.0%	(76,099)
Caesars Entertainment Corp.*	49,275	10.7%	(81,114)
RLJ Lodging Trust	39,592	10.7%	(81,235)
Equinix, Inc.	1,969	11.5%	(87,422)
VICI Properties, Inc.	40,891	14.2%	(107,750)
Total Custom Basket of Long Securities			$(759,018)

CUSTOM BASKET OF SHORT SECURITIES[11]
iShares U.S. Real Estate ETF	(100,222)	19.9%	284,208
Government Properties Income Trust	(47,939)	13.7%	195,753
Senior Housing Properties Trust	(55,329)	11.4%	163,588
Lexington Realty Trust	(60,366)	8.4%	120,020
VEREIT, Inc.	(125,626)	8.2%	117,807
Chatham Lodging Trust	(46,579)	6.6%	93,929
Piedmont Office Realty Trust, Inc. — Class A	(41,840)	6.6%	93,924
Brixmor Property Group, Inc.	(34,450)	6.1%	87,872
Tanger Factory Outlet Centers, Inc.	(37,814)	4.9%	70,258
Weingarten Realty Investors	(21,292)	4.7%	67,255
Liberty Property Trust	(21,077)	3.6%	52,109
National Retail Properties, Inc.	(24,088)	2.9%	41,804
Realty Income Corp.	(15,740)	2.8%	39,473
STAG Industrial, Inc.	(30,389)	2.3%	33,129
CYS Investments, Inc.	(133,887)	2.3%	33,023
Omega Healthcare Investors, Inc.	(38,186)	1.7%	24,652
Brandywine Realty Trust	(37,830)	0.7%	10,407
Public Storage	(3,062)	0.7%	10,392
SL Green Realty Corp.	(8,502)	0.6%	8,953
Digital Realty Trust, Inc.	(5,675)	0.0%	390
American Homes 4 Rent — Class A	–	0.0%	–
Medical Properties Trust, Inc.	(46,329)	(0.3%)	(4,917)
Hersha Hospitality Trust	(25,534)	(1.2%)	(16,583)
Hospitality Properties Trust	(18,309)	(1.6%)	(23,753)
Chesapeake Lodging Trust	(24,445)	(1.9%)	(27,510)
Acadia Realty Trust	(41,388)	(3.1%)	(44,397)
Total Custom Basket of Short Securities			$1,431,786

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

	Shares	Percentage Value	Value and Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[12]
magicJack VocalTec Ltd.*	41,516	176.0%	$1,661
Avista Corp.	7,585	(76.0%)	(717)
Total Custom Basket of Long Securities			$944

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at March 29, 2018.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at March 29, 2018 — See Note 5.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Zero coupon rate security.
[6]	All or a portion of this security is pledged as futures collateral at March 29, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7 day yield as of March 29, 2018.
[10]	Total Return based on the return of the custom SMQLS short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[11]	Total Return based on the return of the custom MNRE short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[12]	Total Return based on the return of the custom MRGR long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[13]	Total Return based on the return of the custom MNRE long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[14]	Total Return based on the return of the custom SMQLS long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 29, 2018.
[15]	All or a portion of this security is pledged as swap collateral at March 29, 2018.

ADR — American Depository Receipt

plc — Public Limited Corporation

See Sector Classification in Other Information section.

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

The following table summarizes the inputs used to value the Fund's investments at March 29, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$438,054	$—	$—	$—	$438,054
Common Stocks	18,070,718	—	—	—	—	18,070,718
Closed-End Funds	6,526,572	—	—	—	—	6,526,572
Currency Futures Contracts	—	53,782	—	—	—	53,782
Equity Futures Contracts	—	261,269	—	2,924	—	264,193
Interest Rate Futures Contracts	—	180,932	—	172,295	—	353,227
Mutual Funds	19,307,625	—	—	—	—	19,307,625
Custom Basket Swap Agreements	—	—	—	1,432,730	—	1,432,730
Repurchase Agreements	—	—	999,852	—	—	999,852
Securities Lending Collateral	60,293	—	—	—	—	60,293
U.S. Treasury Bills	—	—	18,444,286	—	—	18,444,286
Total Assets	$43,965,208	$934,037	$19,444,138	$1,607,949	$—	$65,951,332

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts	$—	$34,939	$—	$—	$—	$34,939
Common Stocks	5,281,992	—	—	—	—	5,281,992
Currency Futures Contracts	—	5,624	—	—	—	5,624
Equity Futures Contracts	—	57,112	—	21,890	—	79,002
Exchange-Traded Funds	6,932,367	—	—	—	—	6,932,367
Interest Rate Futures Contracts	—	—	—	189,619	—	189,619
Custom Basket Swap Agreements	—	—	—	2,065,690	—	2,065,690
Total Liabilities	$12,214,359	$97,675	$—	$2,277,199	$—	$14,589,233

*	Other financial instruments include futures contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended March 29, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended March 29, 2018, in which the portfolio company is an "affiliated person", were as follows:

Multi-Hedge Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 29, 2018

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 3/29/18	Shares 3/29/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$77,859	$7,518,148	$(4,000,000)	$(2,404)	$(4,212)	$3,589,391	143,289	$17,946
Guggenheim Strategy Fund II	7,566,260	43,013	–	–	(16)	7,609,257	304,249	42,938
Guggenheim Strategy Fund III	8,062,077	43,688	–	–	3,212	8,108,977	323,970	43,585
Common Stocks
Advent Claymore Convertible Securities and Income Fund	32,776	14,606	(6,038)	(409)	(1,320)	39,615	2,627	946
Advent Claymore Convertible Securities and Income Fund II	32,562	15,695	(6,112)	(689)	(1,903)	39,553	7,063	1,017
Advent/Claymore Enhanced Growth & Income Fund	32,393	16,689	(8,157)	(762)	(1,189)	38,974	4,921	1,237
Guggenheim Enhanced Equity Income Fund	31,551	–	(29,712)	(509)	(1,330)	–	–	–
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	34,523	12,581	(6,826)	(174)	(348)	39,756	3,512	403
Western Asset/Claymore Inflation-Linked Securities & Income Fund	34,781	13,167	(6,861)	(163)	(834)	40,090	3,477	382
	$15,904,782	$7,677,587	$(4,063,706)	$(5,110)	$(7,940)	$19,505,613		$108,454

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund (the "Funds"), each a non-diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated Schedules of Investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

March 29, 2018 represents the last day during the Funds' quarterly period on which the New York Stock Exchange ("NYSE") was open for trading. The Funds' Schedules of Investments have been presented through that date to maintain consistency with the Funds' net asset value ("NAV") calculations used for shareholder transactions.

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV per share of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board, using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an off setting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedule of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 29, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S Treasury Notes
1.80%			1.38% - 2.75%
Due 04/02/18	$208,198,841	208,240,481	04/15/20 - 05/15/25	$208,076,600	$207,119,552

			U.S. TIP Notes
			0.13%
			04/15/20	4,654,400	4,908,055

			U.S. Treasury Bonds
			3.00% - 8.00%
			11/15/21/- 05/15/45	329,500	335,239
					212,362,846

Bank of America Merrill Lynch			U.S. Treasury Notes
1.78%			1.63%
Due 04/02/18	68,128,219	68,141,693	06/30/20 - 07/31/20	70,403,800	69,490,837

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

At March 29, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$57,750	$60,293

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At March 29, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Commodities Strategy Fund	$12,277,708	$-	$(596,303)	$(596,303)
Managed Futures Strategy Fund	54,116,241	-	(6,158,747)	(6,158,747)
Multi-Hedge Strategies Fund	51,306,799	3,482,497	(3,427,197)	55,300

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rydex Series Funds

By:	/s/ Amy J. Lee
Amy J. Lee
President

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy J. Lee
Amy J. Lee
President

Date:	May 29, 2018

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2018